Fair Value Measurements - Summary Of Fair Value Assets Measured On Recurring Basis (Detail) - Fair Value, Recurring [Member] - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Time deposits	¥ 3,291,977	¥ 3,919,977
Financial assets fair value	3,561,977	4,099,977
Wealth Management Products
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets fair value	270,000	180,000
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Time deposits	0	0
Financial assets fair value	0	0
Fair Value, Inputs, Level 1 [Member] | Wealth Management Products
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets fair value	0	0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Time deposits	3,291,977	3,919,977
Financial assets fair value	3,561,977	4,099,977
Fair Value, Inputs, Level 2 [Member] | Wealth Management Products
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets fair value	270,000	180,000
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Time deposits	0	0
Financial assets fair value	0	0
Fair Value, Inputs, Level 3 [Member] | Wealth Management Products
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets fair value	¥ 0	¥ 0